Accrued expenses (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued interest	$ 4.4	$ 4.6
Accrued operating expenses	1.4	0.8
Other accrued expenses	1.5	1.0
Accounts payable and accrued liabilities, total	$ 7.3	$ 6.4